Short-term Borrowings	12 Months Ended
Dec. 31, 2021
Short-term Borrowings
Short-term Borrowings

8.Short-term Borrowings

In July 2016, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$6.0 million by October, 2018. In June 2020, the Group renewed the bank credit facility under which the Group can borrow up to US$11.0 million collateralized by its accounts receivable by June 2021. The interest rate for this credit facility is the Loan Prime Rate (“LPR”) plus 1.30%. Cash amount of US$3.1 million has been deposited in the bank as guarantee as of December 31, 2020. In 2020, the Group has aggregately drawn down the credit facility of US$28.8 million and repaid US$24.1 million, and the weighted average interest rate for borrowings drawn under such credit facility was 5.15%.In June 2021, the Group renewed the bank credit facility under which the Group can borrow up to US$10.0 million collateralized by its accounts receivable by June 2022, which contains maximum quarterly net loss and maximum monthly debt ratio as financial covenants. The interest rate for this credit facility is the LPR plus 1.30%. No guarantee has been deposited in the bank as of December 31, 2021. In 2021, the Group has aggregately drawn down the credit facility of US$74.7 million and repaid US$79.8 million with the weighted average interest rate of 5.15%.

In March 2021, the Group entered into two short-term interest-free loan agreements with a local Hi-tech industrial park, under which the Group received a total of US$5.4 million and fully repaid the amount by the end of August 2021.

8.Short-term Bank Borrowings (Continued)

In July 2021, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw down up to US$1.6 million by July 2022, which contains maximum external investment and debt financing as financial covenants for its subsidiary. In December 2021, the Group entered into a loan agreement with another commercial bank under which the Group can draw down US$1.6 million once by December 31,2021, which contains minimum net income and minimum operating cash inflow for its subsidiary as financial covenants, and minimum annual active user for the Group as operating covenant. The interest rates for these two agreements are the LPR. In 2021, the Group has drawn down US$1.6 million without repayment under each of the two agreements.

As of December 31, 2021, the Group is in compliance of the financial covenants and there was no unused facilities under these agreements.